Angel Oak Mortgage Trust 2025-1 ABS-15G

Exhibit 99.20

Client Name:	XXX
Client Project Name:	XXX
Start - End Dates:	XXX
Deal Loan Count:	XXX

Conditions Report XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2025010541	XXX	XXX	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	C	A	D	B	D	B	A	A	C	A	Compliance	Documentation	Satisfied	C	A	C	A	XXX	The note, mortgage, and/or other legal documents do not accurately reflect the agreed upon loan terms	No	The mortgage indicates the county the subject property is located in is XXX county, however the title and appraisal indicate the property is located in XXX.	(No Data)	XXX: Document provided to cure.	(No Data)	Not Applicable	XXX: LTV below guideline requirements
- XXX Comments:  XXX% LTV vs XXX% Max allowed.

XXX: Credit score exceeds guidelines
- XXX Comments:  XXX Fico vs minimum XXX required.

XXX: Minimal use of credit
- XXX Comments:  Credit Report reflect XXX% Credit Utilization.

2025010541	XXX	XXX	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	C	A	D	B	D	B	A	A	C	A	Credit	Application	Satisfied	D	A	D	A	XXX	Application is incomplete	No	The initial and final 1003 does not provide the length of time at the current residence. The current residence on the Initial 1003 and final 1003 are not the same. An updated 1003 is needed to provide a XXX year residence history.	(No Data)	XXX Document provided to cure.	(No Data)	Not Applicable	XXX: LTV below guideline requirements
- XXX Comments:  XXX% LTV vs XXX% Max allowed.

XXX: Credit score exceeds guidelines
- XXX Comments:  XXX Fico vs minimum XXX required.

XXX: Minimal use of credit
- XXX Comments:  Credit Report reflect XXX% Credit Utilization.

2025010541	XXX	XXX	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	C	A	D	B	D	B	A	A	C	A	Credit	Assets	Waived	C	B	C	B	XXX	Insufficient # of months cash reserves for XXX per guideline requirements	No	The guidelines require XXX months reserves when the borrower is a XXX. In this case, the borrower appears to be a XXX since there are no REO properties and the borrower has been renting (timeframe not indicated) on the final 1003. The borrower has XXX months reserves after closing.	(No Data)	XXX Cash to close was $XXX per final XXX XXX. and PITI is XXX. Reserves are XXX and short . XXX Reserves at initial rate vs qual rate.	(No Data)	Not Applicable	XXX: LTV below guideline requirements
- XXX Comments:  XXX% LTV vs XXX% Max allowed.

XXX: Credit score exceeds guidelines
- XXX Comments:  XXX Fico vs minimum XXX required.

XXX: Minimal use of credit
- XXX Comments:  Credit Report reflect XXX% Credit Utilization.

2025010541	XXX	XXX	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	C	A	D	B	D	B	A	A	C	A	Credit	Credit/Mtg History	Satisfied	C	A	C	A	XXX	Length of mortgage/rental history in file does not meet guideline requirement	No	XXX month housing history from the borrowers primary residence(XXX. - final 1003 shows renting) is missing from the loan file.	(No Data)	XXX Exception request provided. Need approval. XXX The rent free letter was written by the borrower. XXX Receive updated 1003 reflecting XXX XXX as the primary address. Reflects the borrower is renting provide XXX month housing history from the borrowers primary residence.XXX: Document provided could not be opened. Could you please reupload. XXX Document provided to cure.	(No Data)	Not Applicable	XXX: LTV below guideline requirements
- XXX Comments:  XXX% LTV vs XXX% Max allowed.

XXX: Credit score exceeds guidelines
- XXX Comments:  XXX Fico vs minimum XXX required.

XXX: Minimal use of credit
- XXX Comments:  Credit Report reflect XXX% Credit Utilization.

2025010541	XXX	XXX	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	C	A	D	B	D	B	A	A	C	A	Credit	Terms/Guidelines	Satisfied	D	A	D	A	XXX	Missing lender's loan approval/underwriting form	No	The 1008 and DSCR calculation was missing from the file.	(No Data)	XXX Document provided to cure.	(No Data)	Not Applicable	XXX: LTV below guideline requirements
- XXX Comments:  XXX% LTV vs XXX% Max allowed.

XXX: Credit score exceeds guidelines
- XXX Comments:  XXX Fico vs minimum XXX required.

XXX: Minimal use of credit
- XXX Comments:  Credit Report reflect XXX% Credit Utilization.

2025010541	XXX	XXX	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	C	A	D	B	D	B	A	A	C	A	Credit	Terms/Guidelines	Waived	C	B	C	B	XXX	Loan parameters do not meet guidelines	No	The guidelines require a XXX DSCR when the borrower is a XXX. In this case, it appears the borrower is a first time investor as the 1003 shows the borrower renting and no REO properties. The DSCR was calculated at XXX based a P&I using the fully indexed rate since the loan is an XXX.	(No Data)	XXX Received 1003. The DSCR was calculated at XXX based a P&I using the fully indexed rate since the loan is an XXX. XXX Received exception request. Need the approval. XXX Exception approval provided.	(No Data)	Not Applicable	XXX: LTV below guideline requirements
- XXX Comments:  XXX% LTV vs XXX% Max allowed.

XXX: Credit score exceeds guidelines
- XXX Comments:  XXX Fico vs minimum XXX required.

XXX: Minimal use of credit
- XXX Comments:  Credit Report reflect XXX% Credit Utilization.